INVESTMENTS IN REHABILITATION OBLIGATION FUNDS - Market Risk (Details) - Interest rate risk [member] - Investments In Obligation Fund [Member] - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
100bp increase	R 5.4	R 5.1
100bp decrease	R (5.4)	R (5.1)